Schedule of Investments
November 30, 2022 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.07%

Automobiles & Components - 1.67%
BorgWarner, Inc.	6,300	267,813

Banks - 5.47%
First Republic Bank	3,300	421,113
Signature Bank	2,450	341,775
U.S. Bancorp	2,600	118,014

		880,902

Capital Goods - 7.23%
Illinois Tool Works, Inc.	1,650	375,326
Paccar, Inc.	4,500	476,595
TransDigm Group, Inc. (2)	500	314,250

		1,166,171

Chemicals - 3.54%
DuPont de Nemours, Inc.	8,100	571,131

Commercial & Professional Services - 8.25%
Leidos Holdings, Inc.	5,200	568,516
Rollins, Inc.	18,850	762,294

		1,330,810

Consumer Durables & Apparel - 6.97%
D.R. Horton, Inc. (2)	5,850	503,100
Newell Brands, Inc.	11,120	144,226
PulteGroup, Inc.	10,650	476,907

		1,124,233

Diversified Financials - 4.33%
Nasdaq, Inc	10,200	698,292

Health Care Equipment & Services - 17.67%
ABIOMED, Inc. (2)	2,200	831,138
Baxter International, Inc.	3,800	214,814
Dexcom, Inc. (2)	4,000	465,120
Humana Inc.	700	384,930
Medtronic PLC (Ireland)	2,500	197,600
Resmed, Inc.	1,550	356,810
Steris PLC	2,150	399,341

		2,849,753

Insurance - 7.13%
Progressive Corp.	4,600	607,890
Willis Towers Watson PLC	2,200	541,552

		1,149,442

Retailing - 5.64%
Dollar General Corp.	1,450	370,736
LKQ Corp.	9,900	537,867

		908,603

Semiconductors & Semiconductor Equipment - 1.22%
Micron Technology, Inc.	3,400	196,010

Software & Services - 1.73%
VeriSign, Inc. (2)	1,400	279,734

Technology Hardware & Equipment - 3.76%
Cisco Systems, Inc.	5,800	288,376
IPG Photonics Corp. (2)	3,500	318,605

		606,981

Transportation - 1.86%
FedEx Corp.	1,650	300,663

Utilities - 12.60%
Ameren Corp.	5,800	518,056
Eversource Energy	5,900	488,874
NextEra Energy, Inc.	6,000	508,200
Xcel Energy, Inc.	7,350	516,117

		2,031,247

Total Common Stock	(Cost $ 15,182,535)	14,361,785

Real Estate Investment Trust - 0.00%
American Tower Corp.	1,500	331,875
Crown Castle International Corp.	2,000	282,860

Total Real Estate Investment Trusts	(Cost $ 789,018)	614,735

Money Market Registered Investment Companies - 7.07%

Federated Hermes Government Obligations Fund - Institutional Class, 3.61% (3)	1,140,703	1,140,703

Total Money Market Registered Investment Companies	(Cost $ 1,140,703)	1,140,703

Total Investments - 99.96%	(Cost $ 17,112,256)	16,117,223

Other Assets less Liabilities - 0.04%		6,696

Total Net Assets - 100.00%		16,123,919

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,117,223	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,117,223	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2022